Notes to the Consolidated Financial Statements - Asset impairment and Asset retirement obligation (Details)		12 Months Ended						72 Months Ended		168 Months Ended	204 Months Ended	324 Months Ended
	Jan. 01, 2030	Dec. 31, 2050 $ / MMBTU $ / bbl	Dec. 31, 2040 $ / bbl	Dec. 31, 2026 $ / MMBTU	Dec. 31, 2025 $ / MMBTU	Dec. 31, 2024 $ / MMBTU	Dec. 31, 2023 $ / t	Dec. 31, 2030 $ / bbl	Dec. 31, 2029 $ / t	Dec. 31, 2040 $ / MMBTU	Dec. 31, 2040 $ / MMBTU	Dec. 31, 2050 $ / bbl	Dec. 31, 2022	Dec. 31, 2021
Statements
Post-tax discount rate (as a percent)							8.00%						8.00%	7.00%
Period of reserves for qualification of assets as stranded							20 years
Discount rate for valuation of asset retirement obligation (as a percent)							5.00%						4.00%	3.00%
Inflation rate for valuation of asset retirement obligation (as a percent)							2.00%						2.00%	1.50%
Discount rate
Statements
Reasonably possible decrease in key assumption (as a percent)							1.00%
Reasonably possible increase in key assumption (as a percent)							1.00%
CO2 prices
Statements
Annual percentage of inflation in CO2 price	2.00%
CO2 price in sensitivity scenario | $ / t							200
Forecast
Statements
Oil price | $ / bbl		25.5	50					70				53.8
Annual percentage of inflation in CO2 price	2.00%
Sensitivity scenario one | Oil and gas prices
Statements
Reasonably possible decrease in key assumption (as a percent)							10.00%
Sensitivity scenario two | Oil and gas prices
Statements
Reasonably possible decrease in key assumption (as a percent)							20.00%
Europe | Forecast
Statements
Gas price		4.2		10.2	12.5	14.7				8
United States | Forecast
Statements
Gas price		2.0									3
Asia | Forecast
Statements
Gas price		5.4		11.2	13.5	15.7				9
Minimum
Statements
Pre-tax discount rate (as a percent)							7.00%
Minimum | Forecast
Statements
CO2 price | $ / t									100
Maximum
Statements
Pre-tax discount rate (as a percent)							14.00%